Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 42.3	$ 39.3	$ 37.9